PERSONNEL EXPENSES (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel Expenses [Abstract]
Wages, salaries and social security charges	SFr 354.8	SFr 363.9	SFr 384.2
Pension costs	26.1	24.0	10.0
Share-based compensation	49.0	19.1	22.5
Total	SFr 429.9	SFr 407.0	SFr 416.7